Related Parties Transactions (Details) - Schedule of due from related parties - current - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Related Parties Transactions (Details) - Schedule of due from related parties - current [Line Items]
Due from related parties - current	$ 519,984	$ 513,819
Rgene [Member]
Related Parties Transactions (Details) - Schedule of due from related parties - current [Line Items]
Due from related parties - current	$ 519,984	$ 513,819